Consolidated Statements of Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total revenue		$ 176,283	$ 179,636
Cost of sales, excluding depletion		19,994	21,677
Depletion		60,308	75,337
Total cost of sales		80,302	97,014
Gross profit		95,981	82,622
Expenses and other (income)
Administration expenses	[1]	17,887	14,373
Project evaluation	[1]	7,063	7,153
Finance expense		35,028	39,515
Loss (gain) on revaluation of investments		4,628	(15,671)
Contractual income from Stream, royalty and other interests		0	(11,810)
Loss (gain) on disposal and impairment of Stream, royalty and other interests		(3,689)	322
Other		(1,848)	2,472
Income before taxes		29,534	46,912
Current income tax expense		8,490	8,706
Deferred income tax expense (recovery)		5,540	(4,503)
Total income tax expense		14,030	4,203
Net income (loss) for the year		15,504	42,709
Net income for the year attributable to:
Sandstorm Gold Ltd.’s shareholders		14,293	41,716
Non-controlling interests		$ 1,211	$ 993
Earnings per share attributable to Sandstorm Gold Ltd.’s shareholders:
Basic earnings per share (in dollars per share)		$ 0.05	$ 0.14
Diluted earnings per share (in dollars per share)		$ 0.05	$ 0.14
Weighted average number of common shares outstanding
Basic (in shares)		297,489,424	297,406,309
Diluted (in shares)		299,853,763	299,991,157
Sales
Statement [Line Items]
Total revenue		$ 107,742	$ 106,584
Royalty revenue
Statement [Line Items]
Total revenue		$ 68,541	$ 73,052

[1]	1.Equity settled share-based compensation (a non-cash item) is included in administration expenses and project evaluation